-------------------------
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                                                       -------------------------
                                                       OMB Number: 3235-0578

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                                                       hours per response: 10.5
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07148
                                   ---------------------------------------------

                            Schwartz Investment Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

  3707 West Maple Road          Bloomfield Hills, Michigan          48301
--------------------------------------------------------------------------------
           (Address of principal executive offices)               (Zip code)

                               George P. Schwartz

Schwartz Investment Counsel, Inc.  3707 W. Maple Road Bloomfield Hills, MI 48301
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (248) 644-8500
                                                    ----------------------------

Date of fiscal year end:        December 31, 2009
                            -----------------------------

Date of reporting period:       March 31, 2009
                            -----------------------------

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.     SCHEDULE OF INVESTMENTS.

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS - 85.4%                                     SHARES   MARKET VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 8.4%
   AUTO COMPONENTS - 1.1%
      Gentex Corporation                                  25,000   $    249,000
                                                                   ------------
   DIVERSIFIED CONSUMER SERVICES - 0.1%
      Strayer Education, Inc.                                200         35,974
                                                                   ------------
   HOUSEHOLD DURABLES - 1.3%
      Mohawk Industries, Inc. *                           10,000        298,700
                                                                   ------------
   SPECIALTY RETAIL - 1.9%
      Signet Jewelers Ltd.                                40,000        458,000
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS - 4.0%
      Coach, Inc. *                                       25,000        417,500
      K-Swiss, Inc. - Class A                              1,000          8,540
      Weyco Group, Inc.                                   20,000        518,400
                                                                   ------------
                                                                        944,440
                                                                   ------------
CONSUMER STAPLES - 0.7%
   BEVERAGES - 0.7%
      Coca-Cola Company (The)                              4,000        175,800
                                                                   ------------
ENERGY - 20.2%
   ENERGY EQUIPMENT & SERVICES - 11.6%
      Atwood Oceanics, Inc. *                             20,000        331,800
      ENSCO International, Inc.                           15,000        396,000
      Halliburton Company                                 21,500        332,605
      Nabors Industries Ltd. *                            50,000        499,500
      National Oilwell Varco, Inc. *                      10,000        287,100
      Patterson-UTI Energy, Inc.                          50,000        448,000
      Rowan Companies, Inc.                               20,000        239,400
      Schlumberger Ltd.                                    5,000        203,100
                                                                   ------------
                                                                      2,737,505
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS - 8.6%
      Cimarex Energy Company                              10,000        183,800
      Forest Oil Corporation *                             8,000        105,200
      Holly Corporation                                   15,000        318,000
      Peabody Energy Corporation                          15,000        375,600
      Rosetta Resources, Inc. *                          100,000        495,000
      Southwestern Energy Company *                        8,000        237,520

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 85.4% (CONTINUED)                         SHARES   MARKET VALUE
--------------------------------------------------------------------------------
ENERGY - 20.2% (CONTINUED)
   OIL, GAS & CONSUMABLE FUELS - 8.6% (CONTINUED)
      XTO Energy, Inc.                                    10,000   $    306,200
                                                                   ------------
                                                                      2,021,320
                                                                   ------------
FINANCIALS - 19.5%
   CAPITAL MARKETS - 0.5%
      Federated Investors, Inc. - Class B                  5,000        111,300
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES - 2.2%
      Leucadia National Corporation *                     15,000        223,350
      PICO Holdings, Inc. *                               10,000        300,700
                                                                   ------------
                                                                        524,050
                                                                   ------------
   INSURANCE - 15.8%
      Alleghany Corporation *                              1,020        276,247
      Berkshire Hathaway, Inc. - Class A *                    10        867,000
      Markel Corporation *                                 1,000        283,880
      Meadowbrook Insurance Group, Inc.                  150,000        915,000
      Unico American Corporation *                       182,700      1,370,250
                                                                   ------------
                                                                      3,712,377
                                                                   ------------
   REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.8%
      I. Gordon Corporation *                             16,499        197,988
                                                                   ------------
   THRIFTS & MORTGAGE FINANCE - 0.2%
      AmTrust Financial Corporation * (a)                    237         47,400
                                                                   ------------
HEALTH CARE - 5.7%
   HEALTH CARE EQUIPMENT & SUPPLIES - 2.5%
      Kinetic Concepts, Inc. *                            15,000        316,800
      Neogen Corporation *                                 5,000        109,150
      Stryker Corporation                                  5,000        170,200
                                                                   ------------
                                                                        596,150
                                                                   ------------
   PHARMACEUTICALS - 3.2%
      Eli Lilly & Company                                  2,000         66,820
      Johnson & Johnson                                    5,000        263,000
      Pfizer, Inc.                                        30,000        408,600
                                                                   ------------
                                                                        738,420
                                                                   ------------
INDUSTRIALS - 13.5%
   AEROSPACE & DEFENSE - 4.4%
      Boeing Company (The)                                10,000        355,800
      General Dynamics Corporation                         5,000        207,950
      Northrop Grumman Corporation                         2,000         87,280

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 85.4% (CONTINUED)                         SHARES   MARKET VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 13.5% (CONTINUED)
   AEROSPACE & DEFENSE - 4.4% (CONTINUED)
      Precision Castparts Corporation                      1,000   $     59,900
      Rockwell Collins, Inc.                              10,000        326,400
                                                                   ------------
                                                                      1,037,330
                                                                   ------------
   AIR FREIGHT & LOGISTICS - 0.7%
      Forward Air Corporation                             10,000        162,300
                                                                   ------------
   INDUSTRIAL CONGLOMERATES - 4.3%
      3M Company                                          20,000        994,400
      Raven Industries, Inc.                               1,000         20,780
                                                                   ------------
                                                                      1,015,180
                                                                   ------------
   MACHINERY - 2.8%
      Graco, Inc.                                          2,000         34,140
      Hurco Companies, Inc. *                             10,000        106,300
      Sun Hydraulics Corporation                           5,000         73,050
      Terex Corporation *                                 10,000         92,500
      Trinity Industries, Inc.                            40,000        365,600
                                                                   ------------
                                                                        671,590
                                                                   ------------
   PROFESSIONAL SERVICES - 1.3%
      Sparton Corporation *                              192,104        303,524
                                                                   ------------
INFORMATION TECHNOLOGY - 17.4%
   COMMUNICATIONS EQUIPMENT - 1.1%
      Cisco Systems, Inc. *                               15,000        251,550
                                                                   ------------
   COMPUTERS & PERIPHERALS - 2.1%
      Dell, Inc. *                                        25,000        237,000
      Teradata Corporation *                              15,000        243,300
                                                                   ------------
                                                                        480,300
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 3.3%
      Arrow Electronics, Inc. *                           10,000        190,600
      Avnet, Inc. *                                       10,000        175,100
      Ingram Micro, Inc. - Class A *                      20,000        252,800
      MTS Systems Corporation                              3,000         68,250
      ScanSource, Inc. *                                   5,000         92,900
                                                                   ------------
                                                                        779,650
                                                                   ------------
   INTERNET SOFTWARE & SERVICES - 4.5%
      eBay, Inc. *                                        85,000      1,067,600
                                                                   ------------

SCHWARTZ VALUE FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 85.4% (CONTINUED)                         SHARES   MARKET VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 17.4% (CONTINUED)
   IT SERVICES - 1.2%
      Accenture Ltd. - Class A                            10,000   $    274,900
                                                                   ------------
   OFFICE ELECTRONICS - 0.8%
      Zebra Technologies Corporation - Class A *          10,000        190,200
                                                                   ------------
   SOFTWARE - 4.4%
      Manhattan Associates, Inc. *                         2,000         34,640
      Microsoft Corporation                               55,000      1,010,350
                                                                   ------------
                                                                      1,044,990
                                                                   ------------

TOTAL COMMON STOCKS (Cost $23,733,366)                             $ 20,127,538
                                                                   ------------


EXCHANGE-TRADED FUNDS - 3.1%                              SHARES   MARKET VALUE
--------------------------------------------------------------------------------
SPDR Gold Trust * (Cost $629,985)                          8,000   $    722,240


OPEN-END FUNDS - 0.0%                                     SHARES   MARKET VALUE
--------------------------------------------------------------------------------
Sequoia Fund (Cost $7,907)                                    61   $      5,286


MONEY MARKET FUNDS - 11.6%                                SHARES   MARKET VALUE
--------------------------------------------------------------------------------
Federated Government Obligations Tax-Managed Fund -
   Institutional Shares, 0.45% (b)                     1,122,056   $  1,122,056
Federated Treasury Obligations Fund - Institutional
   Shares, 0.14% (b)                                     540,718        540,718
Federated U.S. Treasury Cash Reserve Fund -
   Institutional Shares, 0.01% (b)                     1,064,695      1,064,695
                                                                   ------------
TOTAL MONEY MARKET FUNDS (Cost $2,727,469)                         $  2,727,469
                                                                   ------------

TOTAL INVESTMENTS AT MARKET VALUE - 100.1% (Cost $27,098,727)      $ 23,582,533

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                          (32,129)
                                                                   ------------

NET ASSETS - 100.0%                                                $ 23,550,404
                                                                   ============

*     Non-income producing security.
(a)   Fair valued. (Note 1)
(b) Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2009.

See notes to schedule of investments.

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

1.    SECURITIES VALUATION

The securities of the Schwartz Value Fund (the "Fund") which are traded on stock exchanges, other than NASDAQ, are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange ("NYSE") on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's investments as of March 31, 2009:

      VALUATION INPUTS
      =============================================
      Level 1 - Quoted Prices                                  $23,535,133
      Level 2 - Other Significant Observable Inputs                 47,400
                                                               -----------
      Total                                                    $23,582,533
                                                               ===========

SCHWARTZ VALUE FUND
NOTES TO SCHEDULE OF INVESTMENTS (CONTINUED)

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2009:

      Cost of portfolio of investments                       $ 27,483,618
                                                             ============

      Gross unrealized appreciation                          $  2,388,693
      Gross unrealized depreciation                            (6,289,778)
                                                             ------------

      Net unrealized depreciation                            $ (3,901,085)
                                                             ============

The difference between the federal income tax cost of portfolio investments and the schedule of investment cost for the Fund is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and are primarily due to the tax deferral of losses on wash sales.

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS - 96.3%                                     SHARES   MARKET VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 20.0%
   AUTO COMPONENTS - 5.5%
      Gentex Corporation                                 500,000   $  4,980,000
      Johnson Controls, Inc.                             100,000      1,200,000
                                                                   ------------
                                                                      6,180,000
                                                                   ------------
   AUTOMOBILES - 2.4%
      Harley-Davidson, Inc.                               30,000        401,700
      Thor Industries, Inc.                              150,000      2,343,000
                                                                   ------------
                                                                      2,744,700
                                                                   ------------
   DISTRIBUTORS - 2.2%
      Genuine Parts Company                               85,000      2,538,100
                                                                   ------------
   HOUSEHOLD DURABLES - 0.3%
      Craftmade International, Inc. *                    250,000        330,000
                                                                   ------------
   MULTI-LINE RETAIL - 0.6%
      Dollar Tree, Inc. *                                 15,000        668,250
                                                                   ------------
   SPECIALTY RETAIL - 6.6%
      Bed Bath & Beyond Inc. *                            25,000        618,750
      Chico's FAS, Inc. *                                200,000      1,074,000
      Lowe's Companies, Inc.                              50,000        912,500
      Ross Stores, Inc.                                   25,000        897,000
      Sherwin-Williams Company (The)                      75,000      3,897,750
                                                                   ------------
                                                                      7,400,000
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS - 2.4%
      Coach, Inc. *                                       75,000      1,252,500
      VF Corporation                                      25,000      1,427,750
                                                                   ------------
                                                                      2,680,250
                                                                   ------------
CONSUMER STAPLES - 1.4%
   PERSONAL PRODUCTS - 1.4%
      Avon Products, Inc.                                 85,000      1,634,550
                                                                   ------------
ENERGY - 12.4%
   ENERGY EQUIPMENT & SERVICES - 5.5%
      Halliburton Company                                150,000      2,320,500
      ION Geophysical Corporation *                    1,000,000      1,560,000
      Patterson-UTI Energy, Inc.                         100,000        896,000
      Schlumberger Limited                                35,000      1,421,700
                                                                   ------------
                                                                      6,198,200
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS - 6.9%
      Exxon Mobil Corporation                             30,000      2,043,000
      Forest Oil Corporation *                           110,000      1,446,500
      Frontier Oil Corporation                            75,000        959,250
      Peabody Energy Corporation                          75,000      1,878,000
      Southwestern Energy Company *                       50,000      1,484,500
                                                                   ------------
                                                                      7,811,250
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 96.3% (CONTINUED)                         SHARES   MARKET VALUE
--------------------------------------------------------------------------------
FINANCIALS - 15.8%
   COMMERCIAL BANKS - 1.0%
      BB&T Corporation                                    15,000   $    253,800
      Comerica, Inc.                                      40,000        732,400
      Synovus Financial Corporation                       25,000         81,250
                                                                   ------------
                                                                      1,067,450
                                                                   ------------
   INSURANCE - 12.2%
      Alleghany Corporation *                              5,100      1,381,233
      American Safety Insurance Holdings Ltd. *          100,000      1,151,000
      Everest Re Group Ltd.                               25,000      1,770,000
      Hanover Insurance Group, Inc. (The)                 50,000      1,441,000
      Meadowbrook Insurance Group, Inc.                  975,000      5,947,500
      Unico American Corporation *                       282,945      2,122,088
                                                                   ------------
                                                                     13,812,821
                                                                   ------------
   REAL ESTATE INVESTMENT TRUSTS - 2.6%
      Annaly Capital Management, Inc.                     75,000      1,040,250
      Hatteras Financial Corporation                      40,000        999,600
      HCP, Inc.                                           50,000        892,500
                                                                   ------------
                                                                      2,932,350
                                                                   ------------
HEALTH CARE - 6.8%
   HEALTH CARE EQUIPMENT & SUPPLIES - 5.0%
      Beckman Coulter, Inc.                               25,000      1,275,250
      Kinetic Concepts, Inc. *                           100,000      2,112,000
      Neogen Corporation *                                50,000      1,091,500
      Stryker Corporation                                 35,000      1,191,400
                                                                   ------------
                                                                      5,670,150
                                                                   ------------
   LIFE SCIENCES TOOLS & SERVICES - 1.8%
      Waters Corporation *                                55,000      2,032,250
                                                                   ------------
INDUSTRIALS - 24.4%
   AEROSPACE & DEFENSE - 6.2%
      BE Aerospace, Inc. *                               250,000      2,167,500
      General Dynamics Corporation                        65,000      2,703,350
      United Technologies Corporation                     50,000      2,149,000
                                                                   ------------
                                                                      7,019,850
                                                                   ------------
   BUILDING PRODUCTS - 1.5%
      Simpson Manufacturing Company, Inc.                 90,000      1,621,800
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES - 0.5%
      Copart, Inc. *                                      20,000        593,200
                                                                   ------------
   CONSTRUCTION & ENGINEERING - 1.6%
      Foster Wheeler AG *                                105,000      1,834,350
                                                                   ------------
   ELECTRICAL EQUIPMENT - 3.1%
      Belden Inc.                                         80,000      1,000,800
      General Cable Corporation *                        125,000      2,477,500
                                                                   ------------
                                                                      3,478,300
                                                                   ------------
   MACHINERY - 8.4%
      Caterpillar Inc.                                    65,000      1,817,400
      Graco, Inc.                                        135,000      2,304,450

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 96.3% (CONTINUED)                         SHARES   MARKET VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 24.4% (CONTINUED)
   MACHINERY - 8.4% (CONTINUED)
      Illinois Tool Works, Inc.                           85,000   $  2,622,250
      Lincoln Electric Holdings, Inc.                     25,000        792,250
      Toro Company (The)                                  50,000      1,209,000
      Trinity Industries, Inc.                            75,000        685,500
                                                                   ------------
                                                                      9,430,850
                                                                   ------------
   PROFESSIONAL SERVICES - 0.7%
      Manpower, Inc.                                      25,000        788,250
                                                                   ------------
   ROAD & RAIL - 2.4%
      Burlington Northern Santa Fe Corporation            45,000      2,706,750
                                                                   ------------
INFORMATION TECHNOLOGY - 12.7%
   COMMUNICATIONS EQUIPMENT - 2.9%
      ADTRAN, Inc.                                       100,000      1,621,000
      Cisco Systems, Inc. *                              100,000      1,677,000
                                                                   ------------
                                                                      3,298,000
                                                                   ------------
   COMPUTERS & PERIPHERALS - 3.4%
      Dell, Inc. *                                       100,000        948,000
      Logitech International S.A. *                       70,000        719,600
      Stratasys, Inc. *                                   20,000        165,400
      Teradata Corporation *                             125,000      2,027,500
                                                                   ------------
                                                                      3,860,500
                                                                   ------------
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 1.4%
      Mettler-Toledo International Inc. *                 10,000        513,300
      MTS Systems Corporation                             45,000      1,023,750
                                                                   ------------
                                                                      1,537,050
                                                                   ------------
   IT SERVICES - 2.1%
      Western Union Company (The)                        185,000      2,325,450
                                                                   ------------
   OFFICE ELECTRONICS - 2.9%
      Zebra Technologies Corporation - Class A *         175,000      3,328,500
                                                                   ------------
MATERIALS - 2.8%
   CHEMICALS - 2.8%
      Balchem Corporation                                 73,600      1,849,568
      RPM International Inc.                             100,000      1,273,000
                                                                   ------------
                                                                      3,122,568
                                                                   ------------

TOTAL COMMON STOCKS (Cost $153,667,026)                            $108,645,739
                                                                   ------------

EXCHANGE-TRADED FUNDS - 1.2%                              SHARES   MARKET VALUE
--------------------------------------------------------------------------------
SPDR Gold Trust * (Cost $1,409,811)                       15,000   $  1,354,200
                                                                   ------------

AVE MARIA CATHOLIC VALUES FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

MONEY MARKET FUNDS - 1.1%                                 SHARES   MARKET VALUE
--------------------------------------------------------------------------------
Federated Government Obligations Tax-Managed
   Fund  - Institutional Shares, 0.45% (a)
   (Cost $1,289,116)                                   1,289,116   $  1,289,116
                                                                   ------------

TOTAL INVESTMENTS AT MARKET VALUE - 98.6% (Cost $156,365,953)      $111,289,055

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.4%                          1,530,216
                                                                   ------------

NET ASSETS - 100.0%                                                $112,819,271
                                                                   ============

*     Non-income producing security.
(a) Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2009.

See notes to schedules of investments.

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS - 99.1%                                     SHARES   MARKET VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 11.9%
   AUTO COMPONENTS - 1.3%
      Johnson Controls, Inc.                              81,900   $    982,800
                                                                   ------------
   AUTOMOBILES - 0.8%
      Harley-Davidson, Inc.                               47,300        633,347
                                                                   ------------
   LEISURE EQUIPMENT & PRODUCTS - 2.3%
      Polaris Industries, Inc.                            78,500      1,683,040
                                                                   ------------
   SPECIALTY RETAIL - 5.3%
      Bed Bath & Beyond Inc. *                            60,100      1,487,475
      Ross Stores, Inc.                                   69,300      2,486,484
                                                                   ------------
                                                                      3,973,959
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS - 2.2%
      Coach, Inc. *                                       96,000      1,603,200
                                                                   ------------
CONSUMER STAPLES - 8.5%
   BEVERAGES - 0.8%
      PepsiCo, Inc.                                       12,000        617,760
                                                                   ------------
   FOOD PRODUCTS - 7.7%
      Kellogg Company                                     76,600      2,805,858
      McCormick & Company, Inc.                           98,300      2,906,731
                                                                   ------------
                                                                      5,712,589
                                                                   ------------
ENERGY - 11.2%
   OIL, GAS & CONSUMABLE FUELS - 11.2%
      Exxon Mobil Corporation                             41,400      2,819,340
      Occidental Petroleum Corporation                    53,800      2,993,970
      XTO Energy, Inc.                                    83,125      2,545,287
                                                                   ------------
                                                                      8,358,597
                                                                   ------------
FINANCIALS - 8.6%
   CAPITAL MARKETS - 4.5%
      Eaton Vance Corporation                             59,000      1,348,150
      SEI Investments Company                            163,900      2,001,219
                                                                   ------------
                                                                      3,349,369
                                                                   ------------
   INSURANCE - 4.1%
      Brown & Brown, Inc.                                160,200      3,029,382
                                                                   ------------
HEALTH CARE - 21.1%
   BIOTECHNOLOGY - 1.9%
      Gilead Sciences, Inc. *                             30,000      1,389,600
                                                                   ------------
   HEALTH CARE EQUIPMENT & SUPPLIES - 11.0%
      Beckman Coulter, Inc.                               23,300      1,188,533
      C.R. Bard, Inc.                                     38,800      3,093,136
      Stryker Corporation                                 56,800      1,933,472
      Varian Medical Systems, Inc. *                      65,800      2,002,952
                                                                   ------------
                                                                      8,218,093
                                                                   ------------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 99.1% (CONTINUED)                         SHARES   MARKET VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 21.1% (CONTINUED)
   HEALTH CARE PROVIDERS & SERVICES - 4.4%
      Patterson Companies, Inc. *                         55,500   $  1,046,730
      VCA Antech, Inc. *                                 100,000      2,255,000
                                                                   ------------
                                                                      3,301,730
                                                                   ------------
   LIFE SCIENCES TOOLS & SERVICES - 3.8%
      Dionex Corporation *                                59,900      2,830,275
                                                                   ------------
INDUSTRIALS - 28.6%
   AEROSPACE & DEFENSE - 2.5%
      General Dynamics Corporation                        44,200      1,838,278
                                                                   ------------
   AIR FREIGHT & LOGISTICS - 1.9%
      Expeditors International of Washington, Inc.        49,100      1,389,039
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES - 4.5%
      Rollins, Inc.                                      196,200      3,364,830
                                                                   ------------
   ELECTRICAL EQUIPMENT - 3.4%
      AMETEK, Inc.                                        82,200      2,570,394
                                                                   ------------
   MACHINERY - 13.3%
      CLARCOR, Inc.                                       56,800      1,430,792
      Danaher Corporation                                 55,000      2,982,100
      Donaldson Company, Inc.                             61,400      1,647,976
      Graco, Inc.                                        100,200      1,710,414
      Toro Company (The)                                  88,900      2,149,602
                                                                   ------------
                                                                      9,920,884
                                                                   ------------
   ROAD & RAIL - 3.0%
      Landstar System, Inc.                               67,500      2,259,225
                                                                   ------------
INFORMATION TECHNOLOGY - 9.2%
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 5.8%
      Amphenol Corporation - Class A                      94,200      2,683,758
      Mettler-Toledo International Inc. *                 31,900      1,637,427
                                                                   ------------
                                                                      4,321,185
                                                                   ------------
   IT SERVICES - 3.4%
      Accenture Ltd. - Class A                            93,600      2,573,064
                                                                   ------------

TOTAL COMMON STOCKS (Cost $97,150,599)                             $ 73,920,640
                                                                   ------------

AVE MARIA GROWTH FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

MONEY MARKET FUNDS - 1.0%                                 SHARES   MARKET VALUE
--------------------------------------------------------------------------------
Federated Government Obligations Tax-Managed Fund --
   Institutional Shares, 0.45% (a) (Cost $737,627)       737,627   $    737,627
                                                                   ------------

TOTAL INVESTMENTS AT MARKET VALUE - 100.1% (Cost $97,888,226)      $ 74,658,267

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1%)                          (66,267)
                                                                   ------------

NET ASSETS - 100.0%                                                $ 74,592,000
                                                                   ============

*     Non-income producing security.
(a) Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2009.

See notes to schedules of investments.

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS - 94.4%                                     SHARES   MARKET VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 21.3%
   AUTOMOBILES - 1.5%
      Harley-Davidson, Inc.                               75,000   $  1,004,250
                                                                   ------------
   DISTRIBUTORS - 2.8%
      Genuine Parts Company                               60,000      1,791,600
                                                                   ------------
   HOUSEHOLD DURABLES - 3.0%
      Leggett & Platt, Inc.                               60,000        779,400
      Stanley Works (The)                                 40,000      1,164,800
                                                                   ------------
                                                                      1,944,200
                                                                   ------------
   MULTI-LINE RETAIL - 1.8%
      Family Dollar Stores, Inc.                          35,000      1,167,950
                                                                   ------------
   SPECIALTY RETAIL - 9.5%
      Cato Corporation (The) - Class A                    75,000      1,371,000
      Ross Stores, Inc.                                   75,000      2,691,000
      Sherwin-Williams Company (The)                      40,000      2,078,800
                                                                   ------------
                                                                      6,140,800
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS - 2.7%
      VF Corporation                                      30,000      1,713,300
                                                                   ------------
CONSUMER STAPLES - 12.9%
   FOOD & STAPLES RETAILING - 2.8%
      Sysco Corporation                                   80,000      1,824,000
                                                                   ------------
   FOOD PRODUCTS - 5.4%
      Hormel Foods Corporation                            62,500      1,981,875
      Kellogg Company                                     40,000      1,465,200
                                                                   ------------
                                                                      3,447,075
                                                                   ------------
   HOUSEHOLD PRODUCTS - 2.3%
      Procter & Gamble Company (The)                      32,000      1,506,880
                                                                   ------------
   PERSONAL PRODUCTS - 2.4%
      Avon Products, Inc.                                 80,000      1,538,400
                                                                   ------------
ENERGY - 9.7%
   ENERGY EQUIPMENT & SERVICES - 5.2%
      Halliburton Company                                100,000      1,547,000
      Schlumberger Limited                                45,000      1,827,900
                                                                   ------------
                                                                      3,374,900
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS - 4.5%
      Exxon Mobil Corporation                             25,000      1,702,500
      Peabody Energy Corporation                          47,500      1,189,400
                                                                   ------------
                                                                      2,891,900
                                                                   ------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 94.4% (CONTINUED)                         SHARES   MARKET VALUE
--------------------------------------------------------------------------------
FINANCIALS - 8.1%
   COMMERCIAL BANKS - 2.2%
      BB&T Corporation                                    50,000   $    846,000
      United Bankshares, Inc.                             35,000        603,400
                                                                   ------------
                                                                      1,449,400
                                                                   ------------
   INSURANCE - 5.9%
      HCC Insurance Holdings, Inc.                        65,000      1,637,350
      Mercury General Corporation                         30,000        891,000
      PartnerRe Ltd.                                      20,000      1,241,400
                                                                   ------------
                                                                      3,769,750
                                                                   ------------
HEALTH CARE - 9.2%
   HEALTH CARE EQUIPMENT & SUPPLIES - 6.0%
      Beckman Coulter, Inc.                               10,000        510,100
      Becton, Dickinson & Company                         15,000      1,008,600
      DENTSPLY International, Inc.                        50,000      1,342,500
      Stryker Corporation                                 30,000      1,021,200
                                                                   ------------
                                                                      3,882,400
                                                                   ------------
   HEALTH CARE PROVIDERS & SERVICES - 3.2%
      Laboratory Corporation of America Holdings *        35,000      2,047,150
                                                                   ------------
INDUSTRIALS - 25.7%
   AEROSPACE & DEFENSE - 3.9%
      General Dynamics Corporation                        30,000      1,247,700
      United Technologies Corporation                     30,000      1,289,400
                                                                   ------------
                                                                      2,537,100
                                                                   ------------
   COMMERCIAL SERVICES & SUPPLIES - 1.0%
      HNI Corporation                                     60,000        624,000
                                                                   ------------
   ELECTRICAL EQUIPMENT - 2.4%
      Emerson Electric Company                            55,000      1,571,900
                                                                   ------------
   INDUSTRIAL CONGLOMERATES - 4.2%
      3M Company                                          37,500      1,864,500
      Raven Industries, Inc.                              40,000        831,200
                                                                   ------------
                                                                      2,695,700
                                                                   ------------
   MACHINERY - 7.2%
      Caterpillar Inc.                                    50,000      1,398,000
      Graco, Inc.                                         75,000      1,280,250
      PACCAR, Inc.                                        52,500      1,352,400
      Toro Company (The)                                  25,000        604,500
                                                                   ------------
                                                                      4,635,150
                                                                   ------------
   ROAD & RAIL - 3.3%
      Burlington Northern Santa Fe Corporation            25,000      1,503,750
      Norfolk Southern Corporation                        17,500        590,625
                                                                   ------------
                                                                      2,094,375
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS - 3.7%
      Fastenal Company                                    20,000        643,100
      W.W. Grainger, Inc.                                 25,000      1,754,500
                                                                   ------------
                                                                      2,397,600
                                                                   ------------

AVE MARIA RISING DIVIDEND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 94.4% (CONTINUED)                         SHARES   MARKET VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 3.0%
   IT SERVICES - 3.0%
      Paychex, Inc.                                       75,000   $  1,925,250
                                                                   ------------
MATERIALS - 2.9%
   CHEMICALS - 2.9%
      RPM International Inc.                             145,000      1,845,850
                                                                   ------------
UTILITIES - 1.6%
   ELECTRIC UTILITIES - 1.6%
      FPL Group, Inc.                                     20,000      1,014,600
                                                                   ------------

TOTAL COMMON STOCKS (Cost $79,299,331)                             $ 60,835,480
                                                                   ------------

MONEY MARKET FUNDS - 5.6%                                 SHARES   MARKET VALUE
--------------------------------------------------------------------------------
Federated Government Obligations Tax-Managed Fund -
   Institutional Shares, 0.45% (a)                     3,057,476   $  3,057,476
Federated U.S. Treasury Cash Reserve Fund -
   Institutional Shares, 0.01% (a)                       534,621        534,621
                                                                   ------------
TOTAL MONEY MARKET FUNDS (Cost $3,592,097)                         $  3,592,097
                                                                   ------------

TOTAL INVESTMENTS AT MARKET VALUE - 100.0% (Cost $82,891,428)      $ 64,427,577

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0%                             20,142
                                                                   ------------

NET ASSETS - 100.0%                                                $ 64,447,719
                                                                   ============

*     Non-income producing security.
(a) Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2009.

See notes to schedules of investments.

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

COMMON STOCKS - 75.6%                                     SHARES   MARKET VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 8.2%
   AUTO COMPONENTS - 2.3%
      Gentex Corporation                                  20,000   $    199,200
                                                                   ------------
   HOUSEHOLD DURABLES - 1.1%
      Mohawk Industries, Inc. *                            3,000         89,610
                                                                   ------------
   SPECIALTY RETAIL - 2.9%
      American Eagle Outfitters, Inc.                      2,000         24,480
      Ross Stores, Inc.                                    1,000         35,880
      Signet Jewelers Ltd.                                17,000        194,650
                                                                   ------------
                                                                        255,010
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS - 1.9%
      Coach, Inc. *                                       10,000        167,000
                                                                   ------------
ENERGY - 21.0%
   ENERGY EQUIPMENT & SERVICES - 12.0%
      Atwood Oceanics, Inc. *                              9,000        149,310
      ENSCO International, Inc.                            6,000        158,400
      Nabors Industries Ltd. *                            15,000        149,850
      National Oilwell Varco, Inc. *                       5,000        143,550
      Patterson-UTI Energy, Inc.                          17,500        156,800
      Rowan Companies, Inc.                               20,000        239,400
      Superior Well Services, Inc. *                      10,000         51,300
                                                                   ------------
                                                                      1,048,610
                                                                   ------------
   OIL, GAS & CONSUMABLE FUELS - 9.0%
      Cimarex Energy Company                               3,000         55,140
      Forest Oil Corporation *                            12,000        157,800
      Holly Corporation                                    5,000        106,000
      Rosetta Resources, Inc. *                           40,000        198,000
      Southwestern Energy Company *                        2,500         74,225
      St. Mary Land & Exploration Company                  5,000         66,150
      XTO Energy, Inc.                                     4,000        122,480
                                                                   ------------
                                                                        779,795
                                                                   ------------
FINANCIALS - 11.4%
   CAPITAL MARKETS - 0.8%
      Federated Investors, Inc. - Class B                  3,000         66,780
                                                                   ------------
   DIVERSIFIED FINANCIAL SERVICES - 2.5%
      Leucadia National Corporation *                     15,000        223,350
                                                                   ------------
   INSURANCE - 8.1%
      Alleghany Corporation *                                612        165,748
      Markel Corporation *                                   500        141,940
      Meadowbrook Insurance Group, Inc.                   20,000        122,000
      White Mountains Insurance Group Ltd.                 1,600        275,056
                                                                   ------------
                                                                        704,744
                                                                   ------------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 75.6% (CONTINUED)                         SHARES   MARKET VALUE
--------------------------------------------------------------------------------
HEALTH CARE - 4.5%
   HEALTH CARE EQUIPMENT & SUPPLIES - 1.5%
      Kinetic Concepts, Inc. *                             4,500   $     95,040
      Stryker Corporation                                  1,000         34,040
                                                                   ------------
                                                                        129,080
                                                                   ------------
   PHARMACEUTICALS - 3.0%
      Endo Pharmaceuticals Holdings, Inc. *                6,000        106,080
      Forest Laboratories, Inc. *                          7,000        153,720
                                                                   ------------
                                                                        259,800
                                                                   ------------
INDUSTRIALS - 17.8%
   AEROSPACE & DEFENSE - 6.7%
      Boeing Company (The)                                 1,000         35,580
      General Dynamics Corporation                         3,000        124,770
      Northrop Grumman Corporation                         2,000         87,280
      Precision Castparts Corporation                      1,500         89,850
      Rockwell Collins, Inc.                               7,500        244,800
                                                                   ------------
                                                                        582,280
                                                                   ------------
   AIR FREIGHT & LOGISTICS - 1.4%
      Forward Air Corporation                              7,500        121,725
                                                                   ------------
   ELECTRICAL EQUIPMENT - 0.7%
      Thomas & Betts Corporation *                         2,500         62,550
                                                                   ------------
   INDUSTRIAL CONGLOMERATES - 1.9%
      3M Company                                           3,000        149,160
      Raven Industries, Inc.                               1,000         20,780
                                                                   ------------
                                                                        169,940
                                                                   ------------
   MACHINERY - 3.6%
      Graco, Inc.                                            500          8,535
      Hurco Companies, Inc. *                              4,000         42,520
      Sun Hydraulics Corporation                           2,500         36,525
      Terex Corporation *                                  5,000         46,250
      Trinity Industries, Inc.                            20,000        182,800
                                                                   ------------
                                                                        316,630
                                                                   ------------
   PROFESSIONAL SERVICES - 3.5%
      Manpower, Inc.                                       5,000        157,650
      Sparton Corporation *                               90,550        143,069
                                                                   ------------
                                                                        300,719
                                                                   ------------
INFORMATION TECHNOLOGY - 11.7%
   COMMUNICATIONS EQUIPMENT - 1.3%
      ADTRAN, Inc.                                         4,000         64,840
      Cisco Systems, Inc. *                                1,000         16,770
      Harris Corporation                                   1,000         28,940
                                                                   ------------
                                                                        110,550
                                                                   ------------
   COMPUTERS & PERIPHERALS - 4.1%
      Dell, Inc. *                                        10,000         94,800
      Logitech International S.A. *                       10,000        102,800
      Teradata Corporation *                              10,000        162,200
                                                                   ------------
                                                                        359,800
                                                                   ------------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 75.6% (CONTINUED)                         SHARES   MARKET VALUE
--------------------------------------------------------------------------------
INFORMATION TECHNOLOGY - 11.7% (CONTINUED)
   ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 4.5%
      Arrow Electronics, Inc. *                            5,000   $     95,300
      Avnet, Inc. *                                        5,000         87,550
      Ingram Micro, Inc. - Class A *                      10,000        126,400
      MTS Systems Corporation                              2,000         45,500
      ScanSource, Inc. *                                   2,000         37,160
                                                                   ------------
                                                                        391,910
                                                                   ------------
   OFFICE ELECTRONICS - 1.1%
      Zebra Technologies Corporation - Class A *           5,000         95,100
                                                                   ------------
   SOFTWARE - 0.7%
      Manhattan Associates, Inc. *                         2,000         34,640
      SPSS, Inc. *                                         1,000         28,430
                                                                   ------------
                                                                         63,070
                                                                   ------------
MATERIALS - 1.0%
   METALS & MINING - 1.0%
      Haynes International, Inc. *                         5,000         89,100
                                                                   ------------

TOTAL COMMON STOCKS (Cost $7,281,739)                              $  6,586,353
                                                                   ------------

REPURCHASE AGREEMENTS (a) - 7.1%                     FACE AMOUNT   MARKET VALUE
--------------------------------------------------------------------------------
U.S. Bank N.A., 0.01%, dated 03/31/09, due 04/01/09,
   repurchase proceeds: $615,924 (Cost $615,924)      $  615,924   $    615,924
                                                                   ------------


EXCHANGE-TRADED FUNDS - 2.1%                              SHARES   MARKET VALUE
--------------------------------------------------------------------------------
SPDR Gold Trust * (Cost $161,082)                          2,000   $    180,560
                                                                   ------------

AVE MARIA OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

MONEY MARKET FUNDS - 14.1%                                SHARES   MARKET VALUE
--------------------------------------------------------------------------------
Federated Government Obligations Tax-Managed Fund -
   Institutional Shares, 0.45% (b)                       408,686   $    408,686
Federated Treasury Obligations Fund - Institutional
   Shares, 0.14% (b)                                     407,930        407,930
Federated U.S. Treasury Cash Reserve Fund -
   Institutional Shares, 0.01% (b)                       408,049        408,049
                                                                   ------------
TOTAL MONEY MARKET FUNDS (Cost $1,224,665)                         $  1,224,665
                                                                   ------------

TOTAL INVESTMENTS AT MARKET VALUE - 98.9% (Cost $9,283,410)        $  8,607,502

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%                             99,162
                                                                   ------------

NET ASSETS - 100.0%                                                $  8,706,664
                                                                   ============

*     Non-income producing security.
(a) Repurchase agreement is fully collateralized by $615,924 FNCI Pool #555745, 4.50%, due 09/01/18. The aggregate market value of the collateral at March 31, 2009 was $628,490.
(b) Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2009.

See notes to schedules of investments.

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 23.6%           PAR VALUE   MARKET VALUE
--------------------------------------------------------------------------------
U.S. TREASURIES - 9.5%
   U.S. Treasury Notes, 1.750%, due 11/15/11          $1,000,000   $  1,019,380
   U.S. Treasury Inflation-Protection Notes, 2.500%,
      due 07/15/16                                     2,090,740      2,234,478
   U.S. Treasury Inflation-Protection Notes, 2.625%,
      due 07/15/17                                     1,018,610      1,106,147
                                                                   ------------
                                                                      4,360,005
                                                                   ------------
U.S. GOVERNMENT AGENCIES - 14.1%
   Federal Farm Credit Bank, 4.480%, due 08/24/12      1,000,000      1,074,622
   Federal Farm Credit Bank, 4.600%, due 12/27/12      1,000,000      1,079,099
   Federal Farm Credit Bank, 4.500%, due 01/22/15      1,000,000      1,077,853
   Federal Home Loan Bank, 5.000%, due 09/01/10        1,000,000      1,053,616
   Federal Home Loan Bank, 4.050%, due 11/26/13          500,000        515,137
   Private Export Funding Corporation, 5.685%,
      due 05/15/12                                     1,500,000      1,661,883
                                                                   ------------
                                                                      6,462,210
                                                                   ------------

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $10,318,014)      $ 10,822,215
                                                                   ------------

CORPORATE BONDS - 46.4%                                PAR VALUE   MARKET VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 2.2%
   Stanley Works (The), 5.000%, due 03/15/10          $1,000,000   $  1,006,344
                                                                   ------------
CONSUMER STAPLES - 8.2%
   Avon Products, Inc., 5.625%, due 03/01/14             500,000        504,771
   Hormel Foods Corporation, 6.625%, due 06/01/11        600,000        640,080
   Kellogg Company, 6.600%, due 04/01/11               1,000,000      1,069,786
   Kraft Foods, Inc., 6.000%, due 02/11/13               500,000        526,745
   Sysco Corporation, 4.200%, due 02/12/13             1,000,000      1,026,887
                                                                   ------------
                                                                      3,768,269
                                                                   ------------
ENERGY - 1.2%
   Conoco Funding Company, 6.350%, due 10/15/11          500,000        541,000
                                                                   ------------
FINANCIALS - 4.0%
   BB&T Corporation, 4.750%, due 10/01/12              1,000,000        964,717
   Caterpillar Financial Services Corporation,
      4.750%, due 02/17/15                             1,000,000        885,660
                                                                   ------------
                                                                      1,850,377
                                                                   ------------
HEALTH CARE - 2.2%
   Becton, Dickinson & Company, 4.550%, due 04/15/13   1,000,000      1,022,904
                                                                   ------------
INDUSTRIALS - 20.7%
   Apache Corporation, 5.625%, due 01/15/17            1,000,000      1,024,003
   Burlington Northern Santa Fe Corporation, 5.720%,
      due 01/15/24                                       950,233        911,036
   Cooper U.S., Inc., 5.450%, due 04/01/15             1,000,000        991,917
   Dover Corporation, 6.500%, due 02/15/11             1,000,000      1,061,229

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

CORPORATE BONDS - 46.4% (CONTINUED)                    PAR VALUE   MARKET VALUE
--------------------------------------------------------------------------------
INDUSTRIALS - 20.7% (CONTINUED)
   Halliburton Company, 5.500%, due 10/15/10          $1,000,000   $  1,039,244
   Johnson Controls, Inc., 5.500%, due 01/15/16          500,000        370,144
   PACCAR, Inc., 6.875%, due 02/15/14                    500,000        520,740
   PPG Industries, Inc., 6.650%, due 03/15/18          1,000,000        977,996
   Praxair, Inc., 6.375%, due 04/01/12                 1,000,000      1,071,645
   R.R. Donnelley & Sons Company, 4.950%,
      due 05/15/10                                       500,000        478,171
   United Technologies Corporation, 6.350%,
      due 03/01/11                                     1,000,000      1,065,777
                                                                   ------------
                                                                      9,511,902
                                                                   ------------
MATERIALS - 1.2%
   E.I. du Pont de Nemours and Company, 5.875%,
      due 01/15/14                                       500,000        528,558
                                                                   ------------
UTILITIES - 6.7%
   FPL Group Capital, Inc., 5.625%, due 09/01/11       1,000,000      1,062,797
   National Rural Utilities Cooperative Finance
      Corporation, 4.750%, due 03/01/14                1,000,000        973,163
   Southern Power Company, 6.250%, due 07/15/12        1,000,000      1,034,941
                                                                   ------------
                                                                      3,070,901
                                                                   ------------

TOTAL CORPORATE BONDS (Cost $21,555,659)                           $ 21,300,255
                                                                   ------------

COMMON STOCKS - 17.0%                                     SHARES   MARKET VALUE
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY - 4.6%
   AUTOMOBILES - 0.3%
      Harley-Davidson, Inc.                               10,000   $    133,900
                                                                   ------------
   DISTRIBUTORS - 1.0%
      Genuine Parts Company                               15,000        447,900
                                                                   ------------
   HOUSEHOLD DURABLES - 0.8%
      Leggett & Platt, Inc.                               10,000        129,900
      Stanley Works (The)                                  8,000        232,960
                                                                   ------------
                                                                        362,860
                                                                   ------------
   SPECIALTY RETAIL - 1.9%
      Ross Stores, Inc.                                   10,000        358,800
      Sherwin-Williams Company (The)                      10,000        519,700
                                                                   ------------
                                                                        878,500
                                                                   ------------
   TEXTILES, APPAREL & LUXURY GOODS - 0.6%
      VF Corporation                                       5,000        285,550
                                                                   ------------
CONSUMER STAPLES - 2.6%
   FOOD & STAPLES RETAILING - 1.3%
      Sysco Corporation                                   25,000        570,000
                                                                   ------------
   FOOD PRODUCTS - 0.4%
      Kellogg Company                                      5,000        183,150
                                                                   ------------
   HOUSEHOLD PRODUCTS - 0.9%
      Procter & Gamble Company (The)                       9,000        423,810
                                                                   ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

COMMON STOCKS - 17.0% (CONTINUED)                         SHARES   MARKET VALUE
--------------------------------------------------------------------------------
FINANCIALS - 1.5%
   COMMERCIAL BANKS - 0.4%
      BB&T Corporation                                    10,000   $    169,200
                                                                   ------------
   INSURANCE - 1.1%
      Arthur J. Gallagher & Co.                           12,000        204,000
      Mercury General Corporation                         10,000        297,000
                                                                   ------------
                                                                        501,000
                                                                   ------------
INDUSTRIALS - 3.3%
   ELECTRICAL EQUIPMENT - 0.9%
      Emerson Electric Company                            15,000        428,700
                                                                   ------------
   INDUSTRIAL CONGLOMERATES - 0.9%
      3M Company                                           8,000        397,760
                                                                   ------------
   MACHINERY - 0.9%
      Caterpillar Inc.                                    15,000        419,400
                                                                   ------------
   TRADING COMPANIES & DISTRIBUTORS - 0.6%
      W.W. Grainger, Inc.                                  4,000        280,720
                                                                   ------------
INFORMATION TECHNOLOGY - 1.1%
   IT SERVICES - 1.1%
      Paychex, Inc.                                       20,000        513,400
                                                                   ------------
MATERIALS - 1.1%
   CHEMICALS - 1.1%
      RPM International, Inc.                             40,000        509,200
                                                                   ------------
UTILITIES - 2.8%
   ELECTRIC UTILITIES - 1.8%
      FPL Group, Inc.                                     10,000        507,300
      Southern Company (The)                              10,000        306,200
                                                                   ------------
                                                                        813,500
                                                                   ------------
   MULTI-UTILITIES - 1.0%
      NSTAR                                               15,000        478,200
                                                                   ------------

TOTAL COMMON STOCKS (Cost $9,106,881)                              $  7,796,750
                                                                   ------------

AVE MARIA BOND FUND
SCHEDULE OF INVESTMENTS (CONTINUED)

MONEY MARKET FUNDS - 12.2%                                SHARES   MARKET VALUE
--------------------------------------------------------------------------------
Federated Government Obligations Tax-Managed Fund -
   Institutional Shares, 0.45% (a)                     2,161,852   $  2,161,852
Federated Treasury Obligations Fund - Institutional
   Shares, 0.14% (a)                                   1,365,840      1,365,840
Federated U.S. Treasury Cash Reserve Fund -
   Institutional Shares, 0.01% (a)                     2,058,340      2,058,340
                                                                   ------------
TOTAL MONEY MARKET FUNDS (Cost $5,586,032)                         $  5,586,032
                                                                   ------------

TOTAL INVESTMENTS AT MARKET VALUE - 99.2% (Cost $46,566,586)       $ 45,505,252

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.8%                            384,863
                                                                   ------------

NET ASSETS - 100.0%                                                $ 45,890,115
                                                                   ============

(a) Variable rate security. The rate shown is the 7-day effective yield as of March 31, 2009.


See notes to schedules of investments.

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
MARCH 31, 2009 (UNAUDITED)

1.    SECURITIES VALUATION

The portfolio securities of Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund, Ave Maria Opportunity Fund and Ave Maria Bond Fund (the "Funds") which are traded on stock exchanges are valued at the closing sales price as of the close of the regular session of trading on the New York Stock Exchange on the day the securities are being valued, or, if not traded on a particular day, at the closing bid price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market are valued at the last reported sales price or, if there is no reported sale on the valuation date, at the most recently quoted bid price. Securities which are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Investments representing primarily capital stock of other open-end investment companies are valued at their net asset value as reported by such companies. Securities (and other assets) for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees. Short-term instruments (those with remaining maturities of 60 days or less) are valued at amortized cost, which approximates market value.

The Financial Accounting Standards Board's Statement on Financial Accounting Standards No. 157 "Fair Value Measurements" establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of each of the Fund's investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities
      o     Level 2 - other significant observable inputs
      o     Level 3 - significant unobservable inputs

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of March 31, 2009, all of the inputs used to value the investments of Ave Maria Catholic Values Fund, Ave Maria Growth Fund, Ave Maria Rising Dividend Fund and Ave Maria Opportunity Fund were Level 1.

The following is a summary of the inputs used to value Ave Maria Bond Fund's investments as of March 31, 2009:

                                                                AVE MARIA
      VALUATION INPUTS                                          BOND FUND
      ---------------------------------------------           ------------
      Level 1 - Quoted Prices                                 $ 13,382,782
      Level 2 - Other Significant Observable Inputs             32,122,470
                                                              ------------
      Total                                                   $ 45,505,252
                                                              ============

AVE MARIA MUTUAL FUNDS
NOTES TO SCHEDULES OF INVESTMENTS (CONTINUED)

2.    SECURITY TRANSACTIONS

Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on a specific identification basis.

3.    FEDERAL INCOME TAX

The following information is computed on a tax basis for each item as of March 31, 2009:

                                                          Ave Maria
                      Ave Maria                             Rising          Ave Maria
                       Catholic         Ave Maria          Dividend        Opportunity        Ave Maria
                     Values Fund       Growth Fund           Fund              Fund           Bond Fund
                    --------------    --------------    --------------    --------------    --------------
Cost of portfolio
investments         $  159,589,155    $   98,065,865    $   83,146,958    $    9,317,250    $   46,594,439
                    ==============    ==============    ==============    ==============    ==============
Gross unrealized
appreciation        $    6,433,517    $    3,322,178    $    2,136,399    $      352,238    $    1,092,463
Gross unrealized
depreciation           (54,733,617)      (26,729,776)      (20,855,780)       (1,061,986)       (2,181,650)
                    --------------    --------------    --------------    --------------    --------------
Net unrealized
depreciation        $  (48,300,100)   $  (23,407,598)   $  (18,719,381)   $     (709,748)   $   (1,089,187)
                    ==============    ==============    ==============    ==============    ==============

The difference between the federal income tax cost of portfolio investments and the schedule of investment cost for the Funds is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States. These "book/tax" differences are temporary in nature and due to the tax deferral of losses on wash sales.

ITEM 2.     CONTROLS AND PROCEDURES.

(a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant's principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3.     EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)   Schwartz Investment Trust
             -------------------------------------------------------------------

By (Signature and Title)*           /s/ George P. Schwartz
                              --------------------------------------------------
                                    George P. Schwartz, President

Date          May 4, 2009
      ---------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ George P. Schwartz
                              --------------------------------------------------
                                    George P. Schwartz, President

Date          May 4, 2009
      ---------------------------

By (Signature and Title)*           /s/ Timothy S. Schwartz
                              --------------------------------------------------
                                    Timothy S. Schwartz, Treasurer

Date          May 4, 2009
      ---------------------------

* Print the name and title of each signing officer under his or her signature.